SIGNIFICANT RISKS AND UNCERTAINTIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT RISKS AND UNCERTAINTIES
Schedule of accounts receivable that represent 10% or more
	As of December 31,
	2012		2013
	Amount	%	Amount	%

Client A	2,184	12.1	1,070	6.7
Client B	602	3.3	1,855	11.6